Intangible assets (Details) - ARS ($) $ in Millions		12 Months Ended
		Jun. 30, 2018	Jun. 30, 2017
Disclosure of detailed information about intangible assets [line items]
Net book amount at the beginning		$ 12,387	$ 11,763
Additions		647	612
Disposals			(52)
Out-of-year adjustments			31
Transfers to assets held for sale			(182)
Transfers to trading properties		(9)	(13)
Assets incorporated by business combination (Note 4)	[1]	1,009	26
Deconsolidation (see Note 4.G.)		(7,108)
Cumulative translation adjustment		7,370	2,284
Amortization charges	[2]	(1,999)	(2,082)
Balance at the end		12,297	12,387
Costs [Member]
Disclosure of detailed information about intangible assets [line items]
Net book amount at the beginning		16,317	12,979
Balance at the end		20,926	16,317
Accumulated Amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Net book amount at the beginning		(3,930)	(1,216)
Balance at the end		(8,629)	(3,930)
Goodwill [Member]
Disclosure of detailed information about intangible assets [line items]
Net book amount at the beginning	[3]	2,778	2,214
Additions	[3]
Disposals	[3]
Out-of-year adjustments	[3]		31
Transfers to assets held for sale	[3]
Transfers to trading properties	[3]
Assets incorporated by business combination (Note 4)	[1],[3]	994	26
Deconsolidation (see Note 4.G.)	[3]	(2,666)
Cumulative translation adjustment	[3]	1,980	507
Amortization charges	[2],[3]
Balance at the end	[3]	3,086	2,778
Goodwill [Member] | Costs [Member]
Disclosure of detailed information about intangible assets [line items]
Net book amount at the beginning	[3]	2,778	2,214
Additions	[3]
Amortization charges
Balance at the end		3,086	2,778	[3]
Goodwill [Member] | Accumulated Amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Net book amount at the beginning	[3]
Additions	[3]
Balance at the end				[3]
Trademarks [Member]
Disclosure of detailed information about intangible assets [line items]
Net book amount at the beginning		3,954	3,355
Additions
Disposals
Out-of-year adjustments
Transfers to assets held for sale			(81)
Transfers to trading properties
Assets incorporated by business combination (Note 4)	[1]
Deconsolidation (see Note 4.G.)		(3,393)
Cumulative translation adjustment		2,561	732
Amortization charges	[2]	(45)	(52)
Balance at the end		3,077	3,954
Trademarks [Member] | Costs [Member]
Disclosure of detailed information about intangible assets [line items]
Net book amount at the beginning		4,029	3,378
Balance at the end		3,274	4,029
Trademarks [Member] | Accumulated Amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Net book amount at the beginning		(75)	(23)
Balance at the end		(197)	(75)
Licenses [Member]
Disclosure of detailed information about intangible assets [line items]
Net book amount at the beginning		792	759
Additions
Disposals
Out-of-year adjustments
Transfers to assets held for sale
Transfers to trading properties
Assets incorporated by business combination (Note 4)	[1]
Deconsolidation (see Note 4.G.)
Cumulative translation adjustment		470	148
Amortization charges	[2]	(86)	(115)
Balance at the end		1,176	792
Licenses [Member] | Costs [Member]
Disclosure of detailed information about intangible assets [line items]
Net book amount at the beginning		1,002	817
Balance at the end		1,657	1,002
Licenses [Member] | Accumulated Amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Net book amount at the beginning		(210)	(58)
Balance at the end		(481)	(210)
Customer Relations [Member]
Disclosure of detailed information about intangible assets [line items]
Net book amount at the beginning		2,562	3,219
Additions
Disposals
Out-of-year adjustments
Transfers to assets held for sale			(36)
Transfers to trading properties
Assets incorporated by business combination (Note 4)	[1]
Deconsolidation (see Note 4.G.)		(442)
Cumulative translation adjustment		1,126	494
Amortization charges	[2]	(945)	(1,115)
Balance at the end		2,301	2,562
Customer Relations [Member] | Costs [Member]
Disclosure of detailed information about intangible assets [line items]
Net book amount at the beginning		4,746	3,923
Balance at the end		6,933	4,746
Customer Relations [Member] | Accumulated Amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Net book amount at the beginning		(2,184)	(704)
Balance at the end		(4,632)	(2,184)
Information Systems And Software [Member]
Disclosure of detailed information about intangible assets [line items]
Net book amount at the beginning		1,289	948
Additions		567	582
Disposals
Out-of-year adjustments
Transfers to assets held for sale			(21)
Transfers to trading properties
Assets incorporated by business combination (Note 4)	[1]
Deconsolidation (see Note 4.G.)		(497)
Cumulative translation adjustment		823	233
Amortization charges	[2]	(528)	(453)
Balance at the end		1,654	1,289
Information Systems And Software [Member] | Costs [Member]
Disclosure of detailed information about intangible assets [line items]
Net book amount at the beginning		2,103	1,189
Balance at the end		3,281	2,103
Information Systems And Software [Member] | Accumulated Amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Net book amount at the beginning		(814)	(241)
Balance at the end		(1,627)	(814)
Contracts And Others [Member]
Disclosure of detailed information about intangible assets [line items]
Net book amount at the beginning	[4],[5]	1,012	1,268
Additions	[4],[5]	80	30
Disposals	[4],[5]		(52)
Out-of-year adjustments	[4],[5]
Transfers to assets held for sale	[4],[5]		(44)
Transfers to trading properties	[4],[5]	(9)	(13)
Assets incorporated by business combination (Note 4)	[1],[4],[5]	15
Deconsolidation (see Note 4.G.)	[4],[5]	(110)
Cumulative translation adjustment	[4],[5]	410	170
Amortization charges	[2],[4],[5]	(395)	(347)
Balance at the end	[4],[5]	1,003	1,012
Contracts And Others [Member] | Costs [Member]
Disclosure of detailed information about intangible assets [line items]
Net book amount at the beginning	[4],[5]	1,659	1,458
Balance at the end		2,695	1,659	[4],[5]
Contracts And Others [Member] | Accumulated Amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Net book amount at the beginning	[4],[5]	(647)	(190)
Balance at the end		$ (1,692)	$ (647)	[4],[5]

[1]	See Note 4.D. Includes other non-significant business combinations.
[2]	Amortization charge was recognized in the amount of Ps. 482 and Ps. 487 under "Costs", in the amount of Ps. 399 and Ps. 333 under "General and administrative expenses" and Ps. 880 and Ps. 1,231 under "Selling expenses" as of June 30, 2018 and 2017, respectively in the Statements of Income (Note 23). In addition, a charge of Ps. 238 and Ps. 31 was recognized under "Discontinued operations" as of June 30, 2018 and 2017, respectively.
[3]	The goodwill assigned to real estate in Israel amounts to NIS 155 (Ps. 907 at the exchange rate at the end of the financial year 2018), that assigned to telecommunications amounts to NIS 268 (Ps. 2,114 at the exchange rate at the end of the financial year 2018) and the one assigned to supermarkets amounted to NIS 192. The rest is goodwill that is allocated to the real estate segment of Argentina.
[4]	Includes "Rights of use". Corresponds to Distrito Arcos
[5]	Includes "Rights to receive future units under barter agreements". Corresponds to receivables in kind representing the right to receive residential apartments in the future under barter agreements. Caballito: On June 29, 2011, the Group and TGLT entered into a barter agreement in the amount of US$ 12.8. In 2013, a neighborhood association secured a preliminary injunction which suspended the works to be carried out by TGLT in the property and started a claim against GCBA and TGLT. As a consequence of the unfavorable rulings rendered by lower courts and appellate courts in the cited proceeding, the Group and TGLT reached a settlement agreement dated December 30 2016, whereby they agreed to provide a deed for the revocation of the barter agreement, after TGLT resolved certain issues. Consequently, the Group has decided to deregister the intangible asset related to this transaction, thus recognizing a loss of Ps. 27.7. Subsequently, on April 26, 2018, the deed for the revocation was signed, which extinguished the obligations arising from the barter agreement dated June 29, 2011, and its amending agreements. Thus, the Group has received the property located in Caballito again.